Note 13 - Loss Per Common Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Loss Per Common Share:

All shares issued (including non-vested shares issued under the Company’s stock incentive plans) are included in the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not
have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income or loss attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with the two
-class method as required by relevant guidance.

The components of the calculation of basic and diluted earnings per share for the years ended
December 2016,
2017
and
2018
are as follows:

	Year Ended December 31,
	2016	2017	2018
Income:
Net loss attributable to common shareholders	(351)	(13,404)	(11,134)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	22	1,063,381	18,181,456
Loss per share, basic and diluted	(15,955)	(12.57)	(0.61)

For the years ended
December 31, 2016,
2017
and
2018
no
dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.